Lease Arrangements (Schedule of Capital Leased Assets) (Detail) - Machinery and Equipment - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Leased properties under capital leases	$ 20.4	$ 16.2
Less accumulated depreciation	2.3	0.5
Capital lease assets, net	$ 18.1	$ 15.7